Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 187	$ 177	$ 188
Interest cost	220	211	195
Expected return on plan assets	(284)	(266)	(223)
Prior service cost (credit) and transition obligation (asset) amortization	(2)	(5)	(4)
Actuarial loss (gain) amortization	127	175	234
Net periodic benefit cost	248	292	390
Net actuarial gain (loss) arising during the year	(48)	(270)	(146)
Net actuarial loss (gain) amortized during the year	127	175	234
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(2)	(5)	(4)
Total recognized in other comprehensive income (loss)	77	(100)	84
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(171)	(392)	(306)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	2	3	3
Expected return on plan assets	(3)	(1)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(5)	(4)	(4)
Net periodic benefit cost	(9)	(5)	(5)
Net actuarial gain (loss) arising during the year	7	15	4
Net actuarial loss (gain) amortized during the year	(5)	(4)	(4)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	(1)	8	(3)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 8	$ 13	$ 2